SHARE-BASED COMPENSATION EXPENSES (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Performance Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	1,333,500
Number of shares, Exercised	(612,000)
Number of shares, Outstanding	721,500	1,333,500
Number of shares, Vested and expected to vest	721,500
Number of shares, Exercisable	721,500
Weighted average exercise price, Outstanding (in dollars per share)	$ 8.89
Weighted average exercise price, Exercised (in dollars per share)	8.89
Weighted average exercise price, Outstanding (in dollars per share)	8.89	$ 8.89
Weighted average exercise price, Vested and expected to vest (in dollars per share)	8.89
Weighted average exercise price, Exercisable (in dollars per share)	$ 8.89
Weighted average remaining contractual life (years), Outstanding	7 months 20 days	1 year 7 months 20 days
Weighted average remaining contractual life (years), Vested and expected to vest	7 months 20 days
Weighted average remaining contractual life (years), Exercisable	7 months 20 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 20,189
Aggregate intrinsic value, Outstanding (in dollars)	6,118	$ 20,189
Aggregate intrinsic value, Vested and expected to vest (in dollars)	6,118
Aggregate intrinsic value, Exercisable (in dollars)	$ 6,118
Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	1,740,000
Number of shares, Outstanding	1,740,000	1,740,000
Number of shares, Vested and expected to vest	950,000
Number of shares, Exercisable	0
Weighted average exercise price, Outstanding (in dollars per share)	$ 22.25
Weighted average exercise price, Outstanding (in dollars per share)	22.25	$ 22.25
Weighted average exercise price, Vested and expected to vest (in dollars per share)	22.25
Weighted average exercise price, Exercisable (in dollars per share)	$ 0
Weighted average remaining contractual life (years), Outstanding	3 years 10 months 13 days	3 years 10 months 13 days
Weighted average remaining contractual life (years), Vested and expected to vest	3 years 10 months 13 days
Weighted average remaining contractual life (years), Exercisable	0 years
Aggregate intrinsic value, Outstanding (in dollars)	$ 0
Aggregate intrinsic value, Outstanding (in dollars)	0	$ 0
Aggregate intrinsic value, Vested and expected to vest (in dollars)	0
Aggregate intrinsic value, Exercisable (in dollars)	$ 0